UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Oscar S. Schafer               New York, NY             8/14/06
    ------------------------   ------------------------------  ----------
         [Signature]                  [City, State]              [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    26
                                                -------------

Form 13F Information Table Value Total:              $936,471
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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                                                      Form 13F INFORMATION TABLE

      COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
-------------------------   --------------  ----------  --------  -------------------  ---------- -------- -------------------------
                                                         VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE    SHARED    NONE
-------------------------   --------------  ----------  --------  --------  ---  ----  ---------- -------- -------- -------- -------
CENDANT CORP                COM              151313103    23,621  1,450,000              SOLE       X        X

CRYOLIFE INC                PFD CV 6%        228903209     3,953     85,000              SOLE       X        X

CRYOLIFE INC                COM              228903100    10,800  2,000,000              SOLE       X        X

DRESSER-RAND GROUP INC      COM              261608103    99,713  4,246,700              SOLE       X        X

FIRST DATA CORP             COM              319963104    56,525  1,255,000              SOLE       X        X

FLAMEL TECHNOLOGIES SA      SPONSORED ADR    338488109    80,800  4,374,647              SOLE       X        X

FLOWSERVE CORP              COM              34354P105   129,908  2,283,100              SOLE       X        X

HEXCEL CORP NEW             COM              428291108    31,406  1,999,100              SOLE       X        X

HORIZON OFFSHORE INC        COM              44043J204    22,364  1,067,000              SOLE       X        X

ISHARES SILVER TRUST        ISHARES          46428Q109     4,456     40,000              SOLE       X        X

KOS PHARMACEUTICALS INC     COM              500648100    33,106    880,000              SOLE       X        X

LIVE NATION INC             COM              538034109    31,804  1,562,100              SOLE       X        X

MIRAMAR MINING CORP         COM              60466E100     8,294  2,253,700              SOLE       X        X

MOSAIC CO                   COM              61945A107    17,021  1,087,600              SOLE       X        X

NEW GOLD INC CDA            COM              644535106     5,765    644,118              SOLE       X        X

NEXEN INC                   COM              65334H102    12,993    229,800              SOLE       X        X

NOVEN PHARMACEUTICALS INC   COM              670009109    34,388  1,921,100              SOLE       X        X

PHARMION CORP               COM              71715B409    44,289  2,600,620              SOLE       X        X

PHI INC                     COM NON VTG      69336T205    11,620    350,000              SOLE       X        X

STREETTRACKS GOLD TRUST     GOLD SHS         863307104    12,246    200,000              SOLE       X        X

TESCO CORP                  COM              88157K101    76,844  3,708,700              SOLE       X        X

TYCO INTL LTD NEW           COM              902124106     8,938    325,000      CALL    SOLE       X        X

TYCO INTL LTD NEW           COM              902124106     6,188    225,000      CALL    SOLE       X        X

VICEROY EXPL LTD            COM              925621104    27,098  3,603,400              SOLE       X        X

WRIGHT EXPRESS CORP         COM              98233Q105    75,261  2,618,700              SOLE       X        X

WYNN RESORTS LTD            COM              983134107    67,070    915,000              SOLE       X        X


26 TOTAL DATA RECORDS                                    936,471

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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